Credit risk - Schedule of Loans and Advances by Credit Grade (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Total financial assets	£ 907,307	£ 870,816
Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	481,463	459,857
Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	429,456	404,624
Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	41,602	43,605
Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,488	5,608
Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,917	6,020
Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	323,087	312,280
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	284,256	269,707
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	30,207	32,722
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3,707	3,831
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,917	6,020
Credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	17,344	15,661
Credit cards | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	15,113	13,385
Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,078	2,144
Credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	153	132
Commercial Banking
Disclosure of credit risk exposure [line items]
Total financial assets	90,307	87,602
Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	83,847	81,272
Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,085	4,904
Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,375	1,426
Gross carrying amount | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	484,474	463,048	£ 453,462
Gross carrying amount | Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	430,193	405,360	385,294
Gross carrying amount | Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	42,679	44,765	53,167
Gross carrying amount | Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,526	6,716	7,147
Gross carrying amount | Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,076	6,207	7,854
Gross carrying amount | Total Retail
Disclosure of credit risk exposure [line items]
Total financial assets	392,793	374,559
Gross carrying amount | Total Retail | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	345,633	323,878
Gross carrying amount | Total Retail | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	37,315	39,597
Gross carrying amount | Total Retail | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,769	4,877
Gross carrying amount | Total Retail | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,076	6,207
Gross carrying amount | Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	323,813	313,128	307,320
Gross carrying amount | Retail – UK mortgages | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	295,737	282,314
Gross carrying amount | Retail – UK mortgages | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	14,308	15,871
Gross carrying amount | Retail – UK mortgages | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	1,347	1,408
Gross carrying amount | Retail – UK mortgages | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	361	290
Gross carrying amount | Retail – UK mortgages | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	2,968	2,872
Gross carrying amount | Retail – UK mortgages | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	9,092	10,373
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	284,307	269,760	256,596
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	30,414	32,995	38,533
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	276,020	261,101
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	19,717	21,213
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,034	8,487
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,274	7,384
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	154	112
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,193	1,296
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	23	17
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	338	273
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	76	43
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,892	2,829
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,016	4,166	4,337
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,016	4,166
Gross carrying amount | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,076	6,207	7,854
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,076	6,207
Gross carrying amount | Credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	17,858	16,240	15,817
Gross carrying amount | Credit cards | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	5,714	5,068
Gross carrying amount | Credit cards | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	9,329	8,360
Gross carrying amount | Credit cards | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	2,114	2,101
Gross carrying amount | Credit cards | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	148	152
Gross carrying amount | Credit cards | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	279	294
Gross carrying amount | Credit cards | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	274	265
Gross carrying amount | Credit cards | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	15,258	13,534	12,625
Gross carrying amount | Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,326	2,441	2,908
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,708	5,058
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6	10
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,221	7,231
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,108	1,129
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,321	1,242
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	793	859
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8	3
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	140	149
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	279	294
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	274	265	284
Gross carrying amount | Credit cards | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	274	265
Gross carrying amount | Credit cards | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Total financial assets	12,191	10,736
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	1,378	1,209
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	8,754	7,504
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	1,386	1,354
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	136	142
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	344	352
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	193	175
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	10,601	9,314
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,397	1,247
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,376	1,207
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2	2
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,130	7,020
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	624	484
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,062	1,047
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	324	307
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	26	31
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	110	111
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	7	9
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	337	343
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	193	175
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	193	175
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total financial assets	17,149	16,419
Gross carrying amount | Retail – UK Motor Finance | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	9,441	9,727
Gross carrying amount | Retail – UK Motor Finance | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	6,358	5,656
Gross carrying amount | Retail – UK Motor Finance | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	965	687
Gross carrying amount | Retail – UK Motor Finance | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	77	46
Gross carrying amount | Retail – UK Motor Finance | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	167	179
Gross carrying amount | Retail – UK Motor Finance | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	141	124
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	14,222	13,897
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,786	2,398
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,531	8,967
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	910	760
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,083	4,487
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,275	1,169
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	606	440
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	359	247
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	77	46
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2	3
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	165	176
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	141	124
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	141	124
Gross carrying amount | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other
Disclosure of credit risk exposure [line items]
Total financial assets	21,782	18,036
Gross carrying amount | Retail – other | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	18,557	15,401
Gross carrying amount | Retail – other | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	2,829	2,322
Gross carrying amount | Retail – other | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	161	150
Gross carrying amount | Retail – other | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	57	7
Gross carrying amount | Retail – other | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	33	9
Gross carrying amount | Retail – other | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	145	147
Gross carrying amount | Retail – other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	21,245	17,373
Gross carrying amount | Retail – other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	392	516
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	18,554	15,163
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3	238
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,616	2,132
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	213	190
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	75	78
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	86	72
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	57	7
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	33	9
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	145	147
Gross carrying amount | Retail – other | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	145	147
Gross carrying amount | Retail – other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking
Disclosure of credit risk exposure [line items]
Total financial assets	91,141	88,484	89,629
Gross carrying amount | Commercial Banking | CMS 1–5
Disclosure of credit risk exposure [line items]
Total financial assets	32,068	26,931
Gross carrying amount | Commercial Banking | CMS 6–10
Disclosure of credit risk exposure [line items]
Total financial assets	17,958	17,182
Gross carrying amount | Commercial Banking | CMS 11–14
Disclosure of credit risk exposure [line items]
Total financial assets	33,840	33,552
Gross carrying amount | Commercial Banking | CMS 15–18
Disclosure of credit risk exposure [line items]
Total financial assets	4,810	8,255
Gross carrying amount | Commercial Banking | CMS 19
Disclosure of credit risk exposure [line items]
Total financial assets	708	725
Gross carrying amount | Commercial Banking | CMS 20–23
Disclosure of credit risk exposure [line items]
Total financial assets	1,757	1,839
Gross carrying amount | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	84,020	81,477	79,574
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,364	5,168	7,987
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 1–5 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	31,945	26,925
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	123	6
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 6–10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	17,918	17,126
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	40	56
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 11–14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	31,833	32,424
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,007	1,128
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 15–18 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,324	5,002
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,486	3,253
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 19 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	708	725
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 20–23 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,757	1,839	2,068
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,757	1,839
Gross carrying amount | Commercial Banking | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Other
Disclosure of credit risk exposure [line items]
Total financial assets	540	5
Gross carrying amount | Other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	540	5
Gross carrying amount | Other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3,228)	(3,481)
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(861)	(889)
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,160)	(1,286)
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,048)	(1,119)
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(159)	(187)
Allowance for expected credit losses | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	(3,011)	(3,191)	(3,717)
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(737)	(736)	(900)
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,077)	(1,160)	(1,467)
Allowance for expected credit losses | Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,038)	(1,108)	(1,137)
Allowance for expected credit losses | Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(159)	(187)	(213)
Allowance for expected credit losses | Total Retail
Disclosure of credit risk exposure [line items]
Total financial assets	(2,177)	(2,309)
Allowance for expected credit losses | Total Retail | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(564)	(531)
Allowance for expected credit losses | Total Retail | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(798)	(896)
Allowance for expected credit losses | Total Retail | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(656)	(695)
Allowance for expected credit losses | Total Retail | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(159)	(187)
Allowance for expected credit losses | Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	(726)	(848)	(1,105)
Allowance for expected credit losses | Retail – UK mortgages | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(142)	(189)
Allowance for expected credit losses | Retail – UK mortgages | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(40)	(57)
Allowance for expected credit losses | Retail – UK mortgages | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(13)	(15)
Allowance for expected credit losses | Retail – UK mortgages | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(5)	(5)
Allowance for expected credit losses | Retail – UK mortgages | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(58)	(60)
Allowance for expected credit losses | Retail – UK mortgages | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(468)	(522)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(51)	(53)	(161)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(207)	(273)	(374)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(43)	(46)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(99)	(143)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(6)	(6)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(34)	(51)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(12)	(15)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(5)	(5)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(1)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(57)	(59)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(309)	(335)	(357)
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(309)	(335)
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(159)	(187)	(213)
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(159)	(187)
Allowance for expected credit losses | Credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	(514)	(579)	(699)
Allowance for expected credit losses | Credit cards | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(11)	(12)
Allowance for expected credit losses | Credit cards | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(129)	(139)
Allowance for expected credit losses | Credit cards | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(135)	(158)
Allowance for expected credit losses | Credit cards | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(27)	(31)
Allowance for expected credit losses | Credit cards | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(91)	(106)
Allowance for expected credit losses | Credit cards | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(121)	(133)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(145)	(149)	(168)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(248)	(297)	(401)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(11)	(11)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	(1)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(85)	(87)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(44)	(52)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(48)	(51)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(87)	(107)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(26)	(31)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(91)	(106)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(121)	(133)	(130)
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(121)	(133)
Allowance for expected credit losses | Credit cards | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Total financial assets	(447)	(460)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(4)	(3)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(140)	(125)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(70)	(76)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(21)	(25)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(100)	(113)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(112)	(118)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(150)	(145)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(185)	(197)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(4)	(3)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(106)	(98)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(34)	(27)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(37)	(40)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(33)	(36)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(2)	(3)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(19)	(22)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(1)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(99)	(112)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(112)	(118)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(112)	(118)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total financial assets	(428)	(356)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(157)	(128)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(115)	(95)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(28)	(19)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(10)	(6)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(39)	(36)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(79)	(72)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(201)	(169)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(148)	(115)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(135)	(112)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(22)	(16)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(63)	(55)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(52)	(40)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(2)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(25)	(17)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(10)	(6)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(39)	(36)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(79)	(72)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(79)	(72)
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other
Disclosure of credit risk exposure [line items]
Total financial assets	(62)	(66)
Allowance for expected credit losses | Retail – other | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(7)	(8)
Allowance for expected credit losses | Retail – other | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(17)	(18)
Allowance for expected credit losses | Retail – other | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(3)
Allowance for expected credit losses | Retail – other | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Allowance for expected credit losses | Retail – other | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Allowance for expected credit losses | Retail – other | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(35)	(37)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(17)	(15)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(10)	(14)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(7)	(4)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	(4)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(10)	(11)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(7)	(7)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(3)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(35)	(37)
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(35)	(37)
Allowance for expected credit losses | Retail – other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking
Disclosure of credit risk exposure [line items]
Total financial assets	(834)	(882)	(1,022)
Allowance for expected credit losses | Commercial Banking | CMS 1–5
Disclosure of credit risk exposure [line items]
Total financial assets	(6)	(3)
Allowance for expected credit losses | Commercial Banking | CMS 6–10
Disclosure of credit risk exposure [line items]
Total financial assets	(18)	(13)
Allowance for expected credit losses | Commercial Banking | CMS 11–14
Disclosure of credit risk exposure [line items]
Total financial assets	(151)	(143)
Allowance for expected credit losses | Commercial Banking | CMS 15–18
Disclosure of credit risk exposure [line items]
Total financial assets	(183)	(233)
Allowance for expected credit losses | Commercial Banking | CMS 19
Disclosure of credit risk exposure [line items]
Total financial assets	(94)	(77)
Allowance for expected credit losses | Commercial Banking | CMS 20–23
Disclosure of credit risk exposure [line items]
Total financial assets	(382)	(413)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(173)	(205)	(232)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(279)	(264)	(372)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 1–5 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(6)	(3)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 6–10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(18)	(13)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 11–14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(110)	(122)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(41)	(21)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 15–18 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(39)	(67)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(144)	(166)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 19 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(94)	(77)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 20–23 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(382)	(413)	£ (418)
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(382)	(413)
Allowance for expected credit losses | Commercial Banking | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Other
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	£ 0	£ 0